STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Paranthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2013 IPO [Member]	Dec. 31, 2013 Secondary Public Offering [Member]	Dec. 31, 2008 Preferred Class A [Member]	Dec. 31, 2009 Preferred Class A [Member]	Dec. 31, 2010 Preferred Class B [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Common Stock [Member]
Development Stage Entities, Equity Issuance, Per Share Amount (in dollars per share)	$ 8	$ 16.5	$ 0.92	$ 0.92	$ 2.18	$ 0.25
Convertible Equity Issuance Price Per Share (in dollars per share)					$ 1.75	$ 0.25	$ 11.5
Equity Issuance Cost	$ 3,080	$ 2,616